Assets under management (Details) (CHF) In Billions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets under management [Line Items]
Assets in collective investment instruments managed by Credit Suisse	160.3	182.2
Assets with discretionary mandates	255.4	225.3
Other assets under management	866.7	843.3
Assets under management (including double counting)	1,282.4	1,250.8
of which double counting	47.0	63.8
Net new assets (CHF billion)
Total net new assets including double counting	32.1	10.8
Discontinued operations
Assets under management [Line Items]
Assets under management (including double counting)	29.0	53.0
Net new assets (CHF billion)
Total net new assets including double counting	(4.0)	(0.6)